Net Income (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1	2
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	1
Performance share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1	1